INTANGIBLE ASSETS, NET	12 Months Ended
Jun. 30, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS, NET

NOTE 7 – INTANGIBLE ASSETS, NET

Intangible assets, net consisted of the following:

	As of June 30,
	2025	2024
Patents	$2,076,632	$70,178
Less: accumulated depreciation	(53,714)	(7,937)
Intangible assets, net	$2,022,918	$62,241

On Jan 24, 2025, the Company acquired certain new energy and intelligent technologies that are presently integrated into production of oilfield vehicles and equipment. These intangible assets were purchased with a total consideration of $2,000,000 and were amortized on a straight-line basis.

Amortization expense were $45,341, $5,042 and $3,056 for the years ended June 30, 2025, 2024 and 2023, respectively. Future estimated amortization expenses of patents are as follows:

For the years ended June 30,	Amount
2026	$135,577
2027	135,577
2028	135,577
2029	135,577
2030	135,577
Thereafter	1,345,033
Total	$2,022,918

The Company has pledged its intellectual property, with original valued at RMB510,000 (approximately $71,193), as collateral for the loan. Refer to Note 9 for details.